Lease Obligation - Schedule of Future Minimum Payments (Details) - USD ($)	Mar. 31, 2026	Dec. 31, 2025	Dec. 31, 2024
Schedule of Future Minimum Payments [Abstract]
2026		$ 70,579
2027	$ 52,000	70,579
2028	69,000	35,289
Total lease payments	154,000	176,447
Less : imputed interest		(8,640)
Total	$ 147,000	$ 167,000